Derivative financial instrument	6 Months Ended
Jun. 30, 2020
Derivative financial instrument
Derivative financial instrument

13. Derivative financial instrument

On July 29, 2016 the Company issued 31,115,926 units to new and existing investors at the placing price of £1.4365 per unit. Each unit comprises one ordinary share and one warrant and the warrant holders may subscribe for 0.4 of an ordinary share at a per share exercise price of £1.7238.

The warrant holders can opt for a cashless exercise of their warrants, whereby they can choose to exchange the warrants held for a reduced number of warrants exercisable at nil consideration. The reduced number of warrants is calculated based on a formula considering the share price and the exercise price of the warrants. The warrants are therefore classified as a derivative financial liability, since their exercise could result in a variable number of shares to be issued.

The warrants entitled the investors to subscribe for, in aggregate, a maximum of 12,401,262 shares. The warrants can be exercised until May 2, 2022.

At June 30, 2020, and December 31, 2019, warrants over 12,401,262 shares were in effect.

	As of June 30,		As of December 31,
	2020		2019
Shares available to be issued under warrants	12,401,262		12,401,262
Exercise price	£1.7238		£1.7238
Risk-free interest rate	—%		0.54%
Remaining term to exercise	1.84	years	2.34	years
Annualized volatility	81.86%		65.56%
Dividend rate	—%		—%

As of June 30, 2020, the Group updated the underlying assumptions and calculated a fair value of these warrants of £0.7 million.

The variance for the six month period ending June 30, 2020, was £0.2 million (six month period ending June 30, 2019: £1.7 million) and is recorded as finance income in the Consolidated Statement of Comprehensive Income.

	Derivative	Derivative
	financial	financial
	instrument	instrument
	2020	2019
	£'000s	£'000s
As of January, 1	895	2,492
Fair value adjustments recognized in profit or loss	(184)	(1,723)
As of June, 30	711	769

For the amount recognized as at June 30, 2020, the effect if volatility were to deviate up or down is presented in the following table.

Volatility
(up / down
10 % pts)
£'000s
Variable up	989
Base case, reported fair value	711
Variable down	463